Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) m²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2022 USD ($)
Leases [Line Items]
Payments for agreements	$ 1,935	$ 2,093
Operating right-of-use assets	$ 2,202	$ 3,824
Operating lease expenses			$ 2,670
Lease Agreements [Member]
Leases [Line Items]
Operating right-of-use assets				$ 4,900
Vehicles [Member]
Leases [Line Items]
Lease terms	3 years
Payments for agreements	$ 28
Building [Member]
Leases [Line Items]
Lease terms	1 year
Payments for agreements	$ 10
Square meters (in Square Meters) | m²	5,500
Lease period	2 years
Building [Member] | ISRAEL
Leases [Line Items]
Payments for agreements	$ 121